CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Total shareholder's equity attributable to shareholders of the Company CNY (¥)	Ordinary shares Class A Ordinary Shares CNY (¥) shares	Ordinary shares Class B Ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at beginning at Dec. 31, 2020	¥ 2,596,371	¥ 224	¥ 37		¥ 2,892,268	¥ (254,228)	¥ 10,562	¥ (52,492)		¥ 2,596,371
Balance at beginning (in shares) at Dec. 31, 2020 | shares		69,712,159	12,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to So-Young International Inc.	(8,371)					(8,371)				(8,371)
Net (loss)/income										(37,636)
Acquisition of subsidiary (see Note 6)									¥ 76,905	76,905
Statutory reserves						(9,769)	9,769
Repurchase of Class A ordinary shares	(217,712)			¥ (217,712)						(217,712)
Repurchase of Class A ordinary shares (in shares) | shares				(2,643,692)
Share-based compensation expenses	106,150				106,150					106,150
Issuance of Class A ordinary shares from exercise of share options (see Note 19)	1,150	¥ 6			1,144					¥ 1,150
Issuance of Class A ordinary shares from exercise of share options (see Note 19) (in shares) | shares		1,773,900								1,774,000	1,774,000
Reclassification of non-controlling interests in mezzanine equity and net loss attributable to non-controlling interest shareholders									(6,060)	¥ (6,060)
Foreign currency translation adjustment	(31,399)							(31,399)		(31,399)
Balance at ending at Dec. 31, 2021	2,446,189	¥ 230	¥ 37		2,999,562	(272,368)	20,331	(83,891)	70,845	2,517,034
Balance at ending (in shares) at Dec. 31, 2021 | shares		71,486,059	12,000,000
Treasury stock, value, ending balance at Dec. 31, 2021				¥ (217,712)
Treasury stock, ending balance (in shares) at Dec. 31, 2021 | shares				(2,643,692)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to So-Young International Inc.										(65,554)
Net (loss)/income	(65,554)					(65,554)			(553)	(66,107)
Statutory reserves						(8,696)	8,696
Repurchase of Class A ordinary shares	(15,123)			¥ (15,123)						(15,123)
Repurchase of Class A ordinary shares (in shares) | shares				(1,578,975)
Share-based compensation expenses	43,336				43,336					43,336
Issuance of Class A ordinary shares from exercise of share options (see Note 19)	1,079	¥ 6			1,073					¥ 1,079
Issuance of Class A ordinary shares from exercise of share options (see Note 19) (in shares) | shares		1,579,928								1,580,000	1,580,000
Capital contribution from non-controlling interests									661	¥ 661
Change of the capital from non-controlling interest shareholder									38,990	38,990
Foreign currency translation adjustment	87,998							87,998		87,998
Balance at ending at Dec. 31, 2022	2,497,925	¥ 236	¥ 37		3,043,971	(346,618)	29,027	4,107	109,943	2,607,868
Balance at ending (in shares) at Dec. 31, 2022 | shares		73,065,987	12,000,000
Treasury stock, value, ending balance at Dec. 31, 2022				¥ (232,835)						232,835
Treasury stock, ending balance (in shares) at Dec. 31, 2022 | shares				(4,222,667)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to So-Young International Inc.										21,280	$ 2,997
Net (loss)/income	21,280					21,280			4,664	25,944	$ 3,654
Statutory reserves						(4,828)	4,828
Repurchase of Class A ordinary shares	(125,618)			¥ (125,618)						(125,618)
Repurchase of Class A ordinary shares (in shares) | shares				(6,042,941)
Dividend to non-controlling interests shareholders									(4,464)	(4,464)
Share-based compensation expenses	36,321				36,321					36,321
Issuance of Class A ordinary shares from exercise of share options (see Note 19)	143	¥ 2			141					¥ 143
Issuance of Class A ordinary shares from exercise of share options (see Note 19) (in shares) | shares		622,057								622,000	622,000
Disposal of subsidiaries									6,992	¥ 6,992
Capital contribution from non-controlling interests									50	50
Foreign currency translation adjustment	14,078							14,078		14,078
Balance at ending at Dec. 31, 2023	¥ 2,444,129	¥ 238	¥ 37		¥ 3,080,433	¥ (330,166)	¥ 33,855	¥ 18,185	¥ 117,185	2,561,314	$ 360,753
Balance at ending (in shares) at Dec. 31, 2023 | shares		73,688,044	12,000,000
Treasury stock, value, ending balance at Dec. 31, 2023				¥ (358,453)						¥ 358,453	$ 50,487
Treasury stock, ending balance (in shares) at Dec. 31, 2023 | shares				(10,265,608)